Other Financial Assets and Liabilities - Summary of Unrealised Gains or Losses Recognised in Other Income/Expenses (Parenthetical) (Detail) - Financial liabilities at fair value through profit or loss, category [member] - Embedded Derivatives [Member]
Jun. 30, 2024
Urea Sales Price [Member]
Disclosure In Tabular Form Of Sensitivity Analysis Used In The Fair Value Measurement Of Embedded Derivative Liabilities [Line Items]
Percentage of reasonably possible increase in unobservable input liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input liabilities	10.00%
Discount rate, measurement input [member]
Disclosure In Tabular Form Of Sensitivity Analysis Used In The Fair Value Measurement Of Embedded Derivative Liabilities [Line Items]
Percentage of reasonably possible increase in unobservable input liabilities	1.50%
Percentage of reasonably possible decrease in unobservable input liabilities	1.50%